CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE, RELATED PARTIES TO BE UPDATED (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended				4 Months Ended	12 Months Ended
	Mar. 04, 2019	May 09, 2016	May 17, 2021	Apr. 29, 2019	Feb. 02, 2018	Dec. 17, 2015	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 25, 2017
Debt conversion, converted instrument, amount			$ 962,680									$ 56,466	$ 411,309
Debt conversion, converted instrument, shares issued							2,183,922					1,956,922	640,276,078
Fair value of shares issued upon conversion										$ 357,465			$ 959,290
Unamortized note discount							$ 0			(78,013)	$ 198,025	$ 0	(78,013)		$ 198,025
Convertible note beneficial conversion feature															1,329,389
Convertible note payable, net							2,183,922			1,486,067	583,750	1,956,922	1,486,067		583,750
Amortization of debt discount							$ 111,765		$ 48,193			$ 78,013	389,793	$ 432,419	483,635
Convertible notes payable										484,331	61,000		484,331		61,000
Financing cost													138,828		845,754
Unamortized notes discount										78,013			78,013	249,241
Debt discount										218,637			$ 218,637
Common stock shares issued upon conversion			58,151,174				1,747,064,356					1,948,265,842	3,334,494,813
Accrued interest							$ 494,972					$ 8,600
Past due principal							620,714					620,714
Repayment of debt												4,400
Debt instrument, principal amount										1,564,080		1,867,922	$ 1,564,080
Loss on extinguishment of debt								$ 190,900				263,609	548,029
Increase/decrease in derivative liability							(2,344,233)		$ 290,862			$ 2,234,073	$ (1,179,556)
Maturity date						Mar. 22, 2016						Aug. 30, 2019
Debt conversion, converted instrument, shares issued												440,111,560	127,152,659
Note past due												$ 238,303
Debt instrument, forgivness													$ 14,000
Accrued liabilities							521,402			271,621		466,801	271,621
Derivative liability							$ 812,349			922,509		3,156,582	922,509
Three Convertible Notes [Member]
Convertible notes payable										43,500			43,500	45,000
Loss on extinguishment of debt	$ 1,500
Debt instrument, forgivness	$ 1,500
Due to related parties										28,500		$ 28,500	28,500
Additional Notes [Member]
Convertible notes payable										$ 256,000			256,000	369,250
Increase/decrease in derivative liability													$ 357,465	$ 559,397
Debt Instrument, Description													On April 29, 2019, one of the lenders entered into an amendment with the Company to extend the maturity of the Notes until July 31, 2019. In return, the Company issued (a) a warrant to purchase 2,966,986 shares of the Company’s common stock for a period of 48 months exercisable at a strike price of $.00475 with a fair value of $5,934, and (b) the conversion price of outstanding notes was changed from $.015 to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion	The convertible notes have interest rates ranging from 8% to 12% per annum, maturity dates ranging from August 21, 2018, to June 19, 2020, and are convertible into shares of common stock of the Company at discount rates between 38% and 50% of the lowest trading price for the Company s common stock during the prior twenty (20) trading day period, and for one lender, no lower than $0.035 per share
Additional Notes [Member] | Minimum [Member]
Maturity date													Jan. 22, 2020	Aug. 21, 2018
Interest rate										0.10%			0.10%	0.08%
Additional Notes [Member] | Maximum [Member]
Maturity date													Aug. 02, 2020	Jun. 19, 2020
Interest rate										0.12%			0.12%	0.12%
Three Convertible Notes One [Member]
Debt Instrument, Convertible, Conversion Price												$ 0.001
Interest rate												0.10%
Maturity date description												P1Y
August 2014 [Member]
Interest rate							10.00%					10.00%
Maturity date description												The notes are due and payable on demand at any time after the earlier of (i) 36 months following the note issuance
Note conversion price description							The Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a “pre-money” valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a “pre-money” valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis.					The Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a pre-money valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a pre-money valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis.
Baggett Note [Member]
Derivative liability							$ 45,262
Discount note							5,000
Golock Capital, LLC Convertible Notes [Member]
Unamortized note discount					$ 40,000						19,652			$ 0	19,652
Convertible notes payable														302,067
Debt instrument, principal amount					40,000					$ 339,011	$ 191,750	$ 339,011	$ 339,011		$ 191,750
Increase/decrease in derivative liability					$ 553,000
Debt Instrument, Description					The Company amended the notes above by changing the conversion feature for the aggregate notes to be convertible into shares of common stock of the Company at the lower of (i) $0.015 per share or, (ii) 58% of the lowest closing bid price in the 20 trading days prior to the day that the Lender requests conversion						The notes are convertible into shares of the Company’s common stock at prices between $0.015 and $0.02 per share.
Interest rate					10.00%						10.00%				10.00%
Maturity date description					November 2, 2018						Maturity dates between June 1, 2018 and August 31, 2018
Debt discount					$ 5,000
Warrants issued					250,000						4,804,708
Exercise price					$ 0.015						$ 0.014				$ 0.014
Financing cost					$ 43,250
GHS Investments [Member]
Convertible note beneficial conversion feature							106,765
Convertible notes payable							165,000
Accrued interest							$ 494,972
Debt Instrument, Convertible, Conversion Price							$ 0.0171
YLimit, LLC [Member] | Three Convertible Notes [Member]
Unamortized note discount											$ 137,358				$ 137,358
Convertible notes payable										882,500	$ 517,000		882,500		$ 517,000
Debt instrument, principal amount		$ 100,000
Maturity date		May 09, 2018
Interest rate		10.00%
Borrowing limit increased										175,000		$ 1,247,208
Note amended to authorized total borrowing																$ 517,000
YLimit, LLC [Member] | On April 12, 2018, and again on August 15, 2018 [Member] | Convertible Promissory Note [Member]
Unamortized note discount														70,078
Convertible notes payable														707,500
Increase/decrease in derivative liability														135,900
Debt Instrument, Description												The amendment on April 12, 2018 further modified the conversion feature to state that all borrowings under the note will be converted at 75% of the per-share stock price in the equity funding, but in no event shall the conversion price be less than $0.035 per share.
Extended maturity date												May 09, 2019
Borrowing limit increased												$ 190,500
Current borrowing limit												$ 707,500
Additional borrowing														190,500
YLimit, LLC [Member] | February 9, 2020 [Member]
Maturity date description												On July 16, 2020, the maturity date of all Ylimit Notes was extended to February 9, 2021.
Borrowing limit increased												$ 1,366,208	175,000
Funding												12,000
Funding amount from related party												453,708
Five Lenders [Member]
Unamortized note discount										33,667			33,667	179,162
Convertible notes payable										299,069			299,069	$ 426,964
Notes past due										96,069			96,069
Amendment[Member] | Lender[Member]
Debt conversion, converted instrument, amount													$ 388,207
Debt conversion, converted instrument, shares issued													540,276,078
Extended maturity date, description				Extend the maturity of the Notes until July 31, 2019
Amendment[Member] | Golock [Member]
Debt conversion, converted instrument, amount													$ 53,331
Convertible notes payable										339,010			$ 339,010
Debt conversion, converted instrument, shares issued													100,000,000
Debt Instrument, Description				The conversion noted above was changed from 58% to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion.
Extended maturity date				Jul. 31, 2019
Notes past due										$ 285,679		339,011	$ 285,679
Accrued liabilities												$ 1,172,782
Amendments, description				In return, Golock received several concessions. They received (a) a warrant to purchase 12,833,333 shares of the Company’s common stock for 48 months exercisable at a strike price of $.00475. The Company recorded a financing charge of $28,227 related to these warrants and (b) the conversion noted above was changed from 58% to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion
Debt conversion, converted instrument, accured interest													$ 23,102
Financing charge				$ 28,227